SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 18, 2023, which is the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as disclosed below.

During the subsequent period, the Company entered into various loans with banks and financial institutions for working capital purpose and for the purpose of purchasing and constructing real estate properties and solar power plants and systems. The Company paid off certain loans in an aggregate amount of approximately JPY600,000 ahead of schedule as the pledged real estate properties were sold to customers.

During the subsequent period, the Company entered into various lease agreements for the purpose of subleasing.

On January 23, 2023, the Company closed the transaction of disposition of the mining machine business. The Company recognized a loss of JPY6,742 upon the closing of the transaction.

On March 28, 2023, the Company entered into a one-year consulting service agreement with FMW Media Works LLC (“FMW”), a consulting firm incorporated in Wyoming, to perform certain business development and general consulting services. Pursuant to the agreement, the Company agreed to pay FMW a non-refundable monthly retainer fee of US$20,000 and to issue warrants to purchase 45,000 American Depositary Shares (“ADSs”).

On April 4, 2023, the Company closed its initial public offering on the NASDAQ Capital Market under the symbol “SYT”. The Company offered 1,875,000 ADSs, representing 18,750 common shares, at a price of US$8.00 per share and received net proceeds of approximately US$13.6 million after deducting underwriting discounts and commissions and other offering expenses. The Company also issued the underwriter (or its designees) a warrant to purchase 131,200 ADSs (the “Representative’s Warrant”) representing 7% of the 1,875,000 ADSs sold in the initial public offering. The Representative’s Warrant will be exercisable beginning on April 4, 2023 until March 30, 2028. The initial exercise price of Representative’s Warrant is $10.00 per ADS.